Nov. 13, 2015
Guggenheim Russell Top 50® Mega Cap ETF
Rydex ETF Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX ETF TRUST

Guggenheim Russell Top 50® Mega Cap ETF

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Supplement dated November 13, 2015 to the currently effective
Statutory Prospectus (the “Prospectus”) for the Guggenheim Russell Top 50® Mega Cap ETF

This supplement provides new and additional information beyond that contained in the Prospectus for the Guggenheim Russell Top 50® Mega Cap ETF and should be read in conjunction with the Prospectus.

The Board of Trustees (the “Board”) of Rydex ETF Trust (the “Trust”) has approved a change in the Underlying Index of the Trust’s Guggenheim Russell Top 50® Mega Cap ETF (the “Fund”). In connection with the change in the Fund’s Underlying Index, the Board also approved several other related changes, each of which is described below. These changes are expected to become effective on January 26, 2016, or such other date as deemed appropriate by the officers of the Trust (the “Effective Date”).

I.    Fund Name Change

On the Effective Date, the name of the Fund will be changed as set forth below and all references to the Current Fund Name will be replaced with the New Fund Name.

Current Fund Name (Ticker Symbol)	New Fund Name (Ticker Symbol)
Guggenheim Russell Top 50® Mega Cap ETF (XLG)	Guggenheim S&P 500® Top 50 ETF (XLG)

II.    Underlying Index and Index Provider Changes

On the Effective Date, the Fund’s Underlying Index will be changed as set forth below and all references to the Current Underlying Index will be replaced with the New Underlying Index.

Fund	Current Underlying Index	New Underlying Index
Guggenheim Russell Top 50® Mega Cap ETF	Russell Top 50® Mega Cap Index	S&P 500® Top 50 Index

In addition, under the heading “Index Publishers”, the information provided for “Frank Russell Company (“Russell”)” will be deleted in its entirety and the information provided for “Standard & Poor’s” will apply to the Fund.

III. Investment Objective Change On the Effective Date, the Fund’s current investment objective as described under the heading “Investment Objective” in the “Fund Summary” section will be replaced in its entirety with the description set forth below. INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P 500® Top 50 ETF (the “Fund”) is to replicate as closely as possible, before fees and expenses, the daily performance of the S&P 500® Top 50 Index (the “Underlying Index”).

IV. Principal Investment Strategies Changes On the Effective Date, the first paragraph of the Fund’s current principal investment strategies as described under the heading “Principal Investment Strategies” in the “Fund Summary” section will be replaced in its entirety with the description set forth below. PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index includes 50 of the largest capitalization members of the S&P 500® Index. The Underlying Index’s components are weighted by float-adjusted market capitalization. As of September 30, 2015, the Underlying Index included companies with capitalizations ranging from $59 billion to $629 billion.

Guggenheim Russell MidCap® Equal Weight ETF
Rydex ETF Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX ETF TRUST

Guggenheim Russell MidCap® Equal Weight ETF
Guggenheim Russell 2000® Equal Weight ETF

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Supplement dated November 13, 2015 to the currently effective
Statutory Prospectus (the “Prospectus”) for the Funds listed above

This supplement provides new and additional information beyond that contained in the Prospectus for the Funds listed above and should be read in conjunction with the Prospectus.

The Board of Trustees (the “Board”) of Rydex ETF Trust (the “Trust”) has approved a change in the Underlying Index of the Trust’s Guggenheim Russell MidCap® Equal Weight ETF and Guggenheim Russell 2000® Equal Weight ETF (each, a “Fund” and together, the “Funds”). In connection with the change in each Fund’s Underlying Index, the Board also approved several other related changes, each of which is described below. These changes are expected to become effective on January 26, 2016, or such other date as deemed appropriate by the officers of the Trust (the “Effective Date”).

I.    Fund Name and Ticker Symbol Changes

On the Effective Date, the name and ticker symbol of each Fund will be changed as set forth below and all references to the Current Fund Name and ticker symbol will be replaced with the corresponding New Fund Name and ticker symbol.

Current Fund Name (Ticker Symbol)	New Fund Name (Ticker Symbol)
Guggenheim Russell MidCap® Equal Weight ETF (EWRM)	Guggenheim S&P MidCap 400® Equal Weight ETF (EWMC)
Guggenheim Russell 2000® Equal Weight ETF (EWRS)	Guggenheim S&P SmallCap 600® Equal Weight ETF (EWSC)

II.    Underlying Index and Index Provider Changes

On the Effective Date, each Fund’s Underlying Index will be changed as set forth below and all references to the Current Underlying Index will be replaced with the corresponding New Underlying Index.

Fund	Current Underlying Index	New Underlying Index
Guggenheim Russell MidCap® Equal Weight ETF	Russell MidCap® Equal Weight Index	S&P MidCap 400® Equal Weight Index
Guggenheim Russell 2000® Equal Weight ETF	Russell 2000® Equal Weight Index	S&P SmallCap 600® Equal Weight Index

In addition, under the heading “Index Publishers”, the information provided for “Frank Russell Company (“Russell”)” will be deleted in its entirety and the information provided for “Standard & Poor’s” will apply to the Funds.

III. Investment Objective Changes On the Effective Date, each Fund’s current investment objective as described under the heading “Investment Objective” in the “Fund Summary” section will be replaced in its entirety with the description below. Guggenheim S&P MidCap 400® Equal Weight ETF INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P MidCap 400® Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the S&P MidCap 400® Equal Weight Index (the “Underlying Index”).

IV. Principal Investment Strategies Changes On the Effective Date, the first paragraph of each Fund’s current principal investment strategies as described under the heading “Principal Investment Strategies” in the “Fund Summary” section will be replaced in its entirety with the description below. Guggenheim S&P MidCap 400® Equal Weight ETF PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The Underlying Index is an unmanaged equal-weighted version of the S&P MidCap 400® Index, which measures the performance of the mid-cap segment of the U.S. equity universe. The S&P MidCap 400® Index consists of U.S. common equities listed on the New York Stock Exchanges (including NYSE Arca and NYSE Amex) and NASDAQ, and also may include equity interests in real estate investment trusts and business development companies. As of September 30, 2015, the Underlying Index included medium-capitalization companies with capitalizations ranging from $500 million to $11 billion. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.

Guggenheim Russell 2000® Equal Weight ETF
Rydex ETF Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX ETF TRUST

Guggenheim Russell MidCap® Equal Weight ETF
Guggenheim Russell 2000® Equal Weight ETF

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Supplement dated November 13, 2015 to the currently effective
Statutory Prospectus (the “Prospectus”) for the Funds listed above

This supplement provides new and additional information beyond that contained in the Prospectus for the Funds listed above and should be read in conjunction with the Prospectus.

The Board of Trustees (the “Board”) of Rydex ETF Trust (the “Trust”) has approved a change in the Underlying Index of the Trust’s Guggenheim Russell MidCap® Equal Weight ETF and Guggenheim Russell 2000® Equal Weight ETF (each, a “Fund” and together, the “Funds”). In connection with the change in each Fund’s Underlying Index, the Board also approved several other related changes, each of which is described below. These changes are expected to become effective on January 26, 2016, or such other date as deemed appropriate by the officers of the Trust (the “Effective Date”).

I.    Fund Name and Ticker Symbol Changes

On the Effective Date, the name and ticker symbol of each Fund will be changed as set forth below and all references to the Current Fund Name and ticker symbol will be replaced with the corresponding New Fund Name and ticker symbol.

Current Fund Name (Ticker Symbol)	New Fund Name (Ticker Symbol)
Guggenheim Russell MidCap® Equal Weight ETF (EWRM)	Guggenheim S&P MidCap 400® Equal Weight ETF (EWMC)
Guggenheim Russell 2000® Equal Weight ETF (EWRS)	Guggenheim S&P SmallCap 600® Equal Weight ETF (EWSC)

II.    Underlying Index and Index Provider Changes

On the Effective Date, each Fund’s Underlying Index will be changed as set forth below and all references to the Current Underlying Index will be replaced with the corresponding New Underlying Index.

Fund	Current Underlying Index	New Underlying Index
Guggenheim Russell MidCap® Equal Weight ETF	Russell MidCap® Equal Weight Index	S&P MidCap 400® Equal Weight Index
Guggenheim Russell 2000® Equal Weight ETF	Russell 2000® Equal Weight Index	S&P SmallCap 600® Equal Weight Index

In addition, under the heading “Index Publishers”, the information provided for “Frank Russell Company (“Russell”)” will be deleted in its entirety and the information provided for “Standard & Poor’s” will apply to the Funds.

III. Investment Objective Changes On the Effective Date, each Fund’s current investment objective as described under the heading “Investment Objective” in the “Fund Summary” section will be replaced in its entirety with the description below. Guggenheim S&P SmallCap 600® Equal Weight ETF INVESTMENT OBJECTIVE
The investment objective of the Guggenheim S&P SmallCap 600® Equal Weight ETF (the “Fund”) is to correspond as closely as possible, before fees and expenses, to the price and yield performance of the S&P SmallCap 600® Equal Weight Index (the “Underlying Index”).

IV. Principal Investment Strategies Changes On the Effective Date, the first paragraph of each Fund’s current principal investment strategies as described under the heading “Principal Investment Strategies” in the “Fund Summary” section will be replaced in its entirety with the description below. Guggenheim S&P SmallCap 600® Equal Weight ETF PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in securities in order to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. The S&P SmallCap 600® Equal Weight Index is an unmanaged equal-weighted version of the S&P SmallCap 600® Index, which measures the performance of the small-cap segment of the market. The Underlying Index consists of U.S. common equities listed on the New York Stock Exchanges (including NYSE Arca and NYSE Amex) and NASDAQ, and also may include equity interests in real estate investment trusts and business development companies. As of September 30, 2015, the Underlying Index included small-capitalization companies with capitalizations ranging from $37 million to $16 billion. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index’s rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index’s market capitalization weighted counterpart.